Comparative Figures	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comparative Figures [Abstract]
Comparative Figures
28	Comparative Figures

Certain of the prior year figures have been regrouped to conform with the presentation of the current year.

Groupings of Property, Plant and Equipment

			Other		Capital Work	Right of use	(Figures in USD)
	Buildings	Installations	Equipments	Tanks	in Progress	Assets	Total
Cost:
As at January 01, 2022	28,037,886	179,268,276	307,697	154,532,494	8,685,182	84,989,427	455,820,962
Additions during the period	2,775,806	Nil	776,561	Nil	4,174,276	Nil	7,726,643
As at June 30, 2022	30,813,692	179,268,276	1,084,258	154,532,494	12,859,458	84,989,427	463,547,605

Accumulated Depreciation:
As at January 01, 2022	4,615,112	12,287,155	186,398	6,697,283	Nil	4,768,100	28,554,048
Charge for the period	597,768	3,752,486	90,691	1,577,334	Nil	717,644	6,735,923
As at June 30, 2022	5,212,880	16,039,641	277,089	8,274,617	Nil	5,485,744	35,289,971

Net Carrying Value:
As at June 30, 2022	25,600,812	163,228,635	807,169	146,257,877	12,859,458	79,503,684	428,257,635
As at December 31, 2021	23,422,774	166,981,121	121,298	147,835,211	8,685,182	80,221,327	427,266,913

Additions to buildings of USD 2,775,806 are mortgaged as security against loans obtained in 2022 (Note 16).

Capital work in progress at June 30, 2022 of USD 12,840,335 relates to the Group’s Phase III storage facilities under development & USD 19,123 relates to Group’s Phase II tanks under development.

Land lease agreement and the moveable assets of BPGIC FZE are pledged as security against borrowings obtained in 2020 (Note 16)

The depreciation charge for the year is allocated to the statement of comprehensive income (within profit and loss) and capital work in progress as follows:

(Figures in USD)	June 30, 2022	December 31, 2022
Direct costs	6,244,880	6,806,198
CWIP	491,042	1,142,206
	6,735,923	7,948,404

33	Comparative Figures

Certain of the prior year figures have been regrouped to conform with the presentation of the current year.

Groupings of Property, Plant and Equipment

	Buildings	Installations	Other Equipments	Tanks	Capital Work in Progress	Right of use Assets	Total
Cost:
As at January 01, 2022	28,037,886	179,268,276	307,695	154,532,494	8,685,182	84,989,427	455,820,960
Additions during the year	2,775,806	99,130	915,994	Nil	8,524,553	Nil	12,315,483
As at December 31, 2022	30,813,692	179,367,406	1,223,689	154,532,494	17,209,735	84,989,427	468,136,443

Accumulated Depreciation:
As at January 01, 2022	4,615,111	12,287,155	186,399	6,697,282	Nil	4,768,100	28,554,047
Charge for the year	1,214,042	7,558,769	185,055	3,148,604	Nil	1,435,287	13,541,757
As at December 31, 2022	5,829,153	19,845,924	371,454	9,845,886	Nil	6,203,387	42,095,804

Net Carrying Value:
As at December 31, 2022	24,984,539	159,521,482	852,235	144,686,608	17,209,735	78,786,040	426,040,639
As at December 31, 2021	23,422,775	166,981,121	121,296	147,835,212	8,685,182	80,221,327	427,266,913

Additions to buildings of USD 2,775,806 are mortgaged as security against loans obtained in 2022 (Note 21).

Capital work in progress at December 31, 2022 of USD 17,024,383 relates to the Group’s Phase III storage facilities under development & USD 185,352 relates to Group’s Phase II tanks under development.

Land lease agreement and the moveable assets of BPGIC FZE are pledged as security against borrowings obtained in 2020 (Note 21)

The depreciation charge for the year is allocated to the statement of comprehensive income (within profit and loss) and capital work in progress as follows.

	2022	2021
Direct costs (Note 7)	12,615,658	6,806,198
CWIP	926,099	1,142,207
	13,541,757	7,948,405

34	Comparative Figures

Certain of the prior year figures have been regrouped to conform with the presentation of the current year.

Groupings for Property, Plant and Equipment	Buildings	Installations	Other Equipments	Tanks	Capital Work in Progress	Right of use Assets	(Figures in USD) Total
Cost:
As at January 01, 2021	28,037,886	65,903,126	268,743	76,218,998	133,579,804	83,900,611	387,909,168
Additions during the year	Nil	Nil	38,952	Nil	66,784,024	1,088,816	67,911,792
Transfers during the year	Nil	113,365,150	Nil	78,313,496	(191,678,646)	Nil	Nil
As at December 31, 2021	28,037,886	179,268,276	307,695	154,532,494	8,685,182	84,989,427	455,820,960

Accumulated Depreciation:
As at January 01, 2021	3,493,596	8,768,287	130,155	4,880,792	Nil	3,332,813	20,605,643
Charge for the year	1,121,515	3,518,868	56,244	1,816,490	Nil	1,435,287	7,948,404
As at December 31, 2021	4,615,111	12,287,155	186,399	6,697,282	Nil	4,768,100	28,554,047
Net Carrying Value:
As at December 31, 2021	23,422,775	166,981,121	121,296	147,835,212	8,685,182	80,221,327	427,266,913
As at December 31, 2020	24,544,290	57,134,839	138,588	71,338,206	133,579,804	80,567,798	367,303,525

During the year, in September 2021, ramp up of storage in Phase II tanks started and the hand over of the facility was completed in November 2021, when all the tanks were commissioned into operations. Accordingly, an amount of USD 191,678,646 was transferred from capital work in progress to tanks and installations.

Total amount capitalised includes an amount of USD 189,861,181 incurred for construction, consultancy work and capitalized borrowing costs along with USD 1,817,465 of depreciation of right-of-use assets.

Capital work in progress at December 31, 2021 of USD 8,685,182 relates to the Group’s Phase III storage facilities under development.

Land lease agreement and the moveable assets of BPGIC FZE are pledged as security against borrowings obtained in 2020 (Note 21).

The depreciation charge for the year is allocated to the statement of comprehensive income (within profit and loss) and capital work in progress as follows:

	2021	2020
Direct costs (Note 7)	6,806,198	5,800,007
CWIP	1,142,206	309,306
	7,948,404	6,109,313

	As previously reported	Restatement adjustments	As per the restate Financial Statement
Prior Year Restatement	31-12-20	31-12-20	31-12-20
Consolidated Statement of Comprehensive Income
Revenue	41,831,537	(14,640,361)	27,191,176
Direct costs	(12,944,760)	236,374	(12,708,386)
Gross Profit / (Loss)	28,886,777	(14,403,987)	14,482,790
Other income	828,332	Nil	828,332
General and administration expenses	(6,456,884)	(207,419)	(6,664,303)
Change in estimated fair value of derivative warrant liability	2,547,542	80	2,547,622
Finance costs	(8,306,150)	(29,119)	(8,335,269)
Profit for the year	17,159,113	(14,640,445)	2,518,668
Consolidated Statement of Financial Position
ASSETS
Current Assets
Trade receivables	Nil	Nil	Nil
Other receivable and prepayments	690,232	(296,363)	393,869
Total Current Assets	40,401,956	(296,363)	40,105,593
Non-Current Assets
Advances to contractor	16,418,065	40,187	16,458,252
Total Non-Current Assets	392,221,590	40,185	392,261,775
Total Assets	432,623,546	(256,178)	432,367,368
LIABILITIES AND EQUITY
Current Liabilities
Trade and accounts payable	13,829,897	3,936,678	17,766,575
Other payable	Nil	73,453,606	73,453,606
Lease liabilities	9,795,058	(7,203,501)	2,591,557
Total current liabilities	43,786,799	70,186,777	113,973,576
Non-current liabilities
Lease liabilities	79,289,507	5,630,669	84,920,176
Total Non-Current Liabilities	260,218,070	5,630,669	265,848,739
Equity
Share capital	8,801	3	8,804
Retained earnings	(46,907,568)	(73,440,087)	(120,347,655)
Statutory reserve	680,643	(335,795)	344,848
Shareholders’ account	73,059,743	(2,297,745)	70,761,998
Total Equity	128,618,677	(76,073,624)	52,545,053
Total Equity & Liabilities	432,623,546	(256,178)	432,367,368

37	Comparative Figures

Certain of the prior year figures have been regrouped to conform with the presentation of the current year.

Groupings for Property, Plant and Equipment
	Buildings	Installations	Other Equipments	Tanks	Capital Work in Progress	Right of use Assets	(Figures in USD) Total
Cost:
As at January 01, 2020	28,037,886	65,878,129	218,827	76,100,795	79,948,312	27,540,969	277,724,918
Additions during the year	Nil	24,997	49,916	118,201	53,631,492	56,359,642	110,184,248
As at December 31, 2020	28,037,886	65,903,126	268,743	76,218,996	133,579,804	83,900,611	387,909,166
Accumulated Depreciation:
As at January 01, 2020	2,372,081	5,978,336	79,673	3,312,144	Nil	2,754,096	14,496,330
Charge for the year	1,121,515	2,789,951	50,482	1,568,648	Nil	578,717	6,109,313
As at December 31, 2020	3,493,596	8,768,287	130,155	4,880,792	Nil	3,332,813	20,605,643
Net Carrying Value:
As at December 31, 2020	24,544,290	57,134,839	138,588	71,338,204	133,579,804	80,567,798	367,303,523
As at December 31, 2019	25,665,805	59,899,793	139,154	72,788,651	79,948,312	24,786,873	263,228,588

Capital work in progress at December 31, 2020 includes total amount of USD 133,255,464 capitalized relating to the construction of phase 2 and USD 324,340 for phase 3 and includes an amount of USD 1,484,977 (2019: USD 1,458,069) related to finance charge on lease liability for phase 2 and an amount of USD 232,131 (2019: USD 233,113) for phase 2 and USD 77,175 (2019: Nil) for phase 3 related to depreciation charge on right-of-use asset capitalised.

The capitalized borrowing costs of phase 2 amounting to USD 4,719,888 (2019: USD 1,546,108) have been included in “additions” in the table above. These include general borrowing cost of USD 2,274,051 (2019: USD 1,546,108) and specific borrowing cost of USD 2,445,837 (2019: Nil). The capitalization rates used to determine the general borrowing costs were 7.35% (2019: 6.1%) in respect of term loans and 10.1% (2019: Nil) in respect of bonds per annum.

Land lease agreement and the moveable assets of BPGIC FZE are pledged as security against borrowing obtained in 2020 (Note 22).

The depreciation charge for the year is allocated to the statement of comprehensive income (within profit and loss) and capital work in progress as follows:

	2020	2019
Direct costs (Note 7)	5,800,007	5,785,745
CWIP	309,306	233,113
	6,109,313	6,018,858

(Figures in USD)	As previously reported		Restatement adjustments		As per the restated Financial Statement
	31-12-20	31-12-19	31-12-20	31-12-19	31-12-20	31-12-19

Consolidated Statement of Comprehensive Income

Revenue	41,831,537	44,085,374	(14,640,361)	(28,200,155)	27,191,176	15,885,219
Direct costs	(12,944,760)	(10,202,465)	236,374	(1,294,774)	(12,708,386)	(11,497,239)
Gross Profit / (Loss)	28,886,777	33,882,909	(14,403,987)	(29,494,929)	14,482,790	4,387,980
Other income	828,332	Nil	Nil	4,188	828,332	4,188
General and administration expenses	(6,456,884)	(2,608,984)	(207,419)	138,559	(6,664,303)	(2,470,425)
Change in estimated fair value of derivative warrant liability	2,547,542	1,273,740	80	Nil	2,547,622	1,273,740
Finance costs	(8,306,150)	(5,730,535)	(29,119)	(51,895)	(8,335,269)	(5,782,430)
Profit for the year	17,159,113	(75,284,923)	(14,640,445)	(29,404,077)	2,518,668	(104,689,000)

Consolidated Statement of Financial Position

ASSETS
Current Assets
Trade receivables	Nil	1,507,660	Nil	(1,344,093)	Nil	163,567
Other receivable and prepayments	690,232	841,033	(296,363)	(362)	393,869	840,671
Total Current Assets	40,401,956	22,359,108	(296,363)	(1,344,455)	40,105,593	21,014,653
Non-Current Assets
Advances to contractor	16,418,065	21,664,764	40,187	Nil	16,458,252	21,664,764
Total Non-Current Assets	392,221,590	284,893,352	40,185	Nil	392,261,775	284,893,352
Total Assets	432,623,546	307,252,460	(256,178)	(1,344,455)	432,367,368	305,908,005

LIABILITIES AND EQUITY
Current Liabilities
Trade and accounts payable	13,829,897	61,115,121	3,936,678	18,846	17,766,575	61,133,967
Other payable	Nil	Nil	73,453,606	57,794,495	73,453,606	57,794,495
Lease liabilities	9,795,058	2,154,878	(7,203,501)	Nil	2,591,557	2,154,878
Total current liabilities	43,786,799	95,036,895	70,186,777	57,813,341	113,973,576	152,850,236
Non-current liabilities
Lease liabilities	79,289,507	28,624,259	5,630,669	Nil	84,920,176	28,624,260
Total Non-Current Liabilities	260,218,070	102,799,150	5,630,669	Nil	265,848,739	102,799,151

Equity
Share capital	8,801	8,804	3	Nil	8,804	8,804
Retained earnings	(46,907,568)	(64,066,681)	(73,440,087)	(58,454,794)	(120,347,655)	(122,521,475)
Statutory reserve	680,643	680,643	(335,795)	(680,643)	344,848	Nil
Shareholders’ account	73,059,743	71,017,815	(2,297,745)	(22,360)	70,761,998	70,995,455
Total Equity	128,618,677	109,416,415	(76,073,624)	(59,157,797)	52,545,053	50,258,618
Total Equity & Liabilities	432,623,546	307,252,460	(256,178)	(1,344,455)	432,367,368	305,908,005

36	Comparative Figures

Certain of the prior year figures have been regrouped to conform with the presentation of the current year. The comparative financial years included herein are derived from the financial statements of BPGIC FZE as adjusted to reflect the legal capital of legal parent / acquiree (Brooge Energy Limited).

Groupings for Property, Plant and Equipment

	Buildings	Installations	Other Equipments	Tanks	Capital Work in Progress	Right of use assets	Total
Cost:
As at January 01, 2019	28,037,886	65,868,246	213,843	76,100,795	8,344,847	27,540,969	206,106,586
Additions during the year	Nil	9,883	4,984	Nil	71,603,465	Nil	71,618,332
As at December 31, 2019	28,037,886	65,878,129	218,827	76,100,795	79,948,312	27,540,969	277,724,918

Accumulated Depreciation:
As at January 01, 2019	1,250,566	3,148,665	36,436	1,746,725	Nil	2,295,080	8,477,472
Charge for the year	1,121,515	2,829,671	43,237	1,565,419	Nil	459,016	6,018,858
As at December 31, 2019	2,372,081	5,978,336	79,673	3,312,144	Nil	2,754,096	14,496,330

Net Carrying Value:

As at December 31, 2019	25,665,805	59,899,793	139,154	72,788,651	79,948,312	24,786,873	263,228,588

As at December 31, 2018	26,787,320	62,719,581	177,407	74,354,070	8,344,847	25,245,889	197,629,114

Capital work in progress at December 31, 2019 includes total amount capitalised relating to the construction of phase 2 and includes an amount of USD 1,458,069 related to finance charge on lease liability and an amount of USD 233,113 related to depreciation charge on right-of-use asset capitalised.

The capitalised borrowing costs have been included under “additions” in the table above. The capitalisation rate used to determine these finance costs was 6.1% (2018: Nil).

Tanks and related assets with a carrying value of USD 158,493,403 (2018: USD 164,038,378) are mortgaged as security against loans obtained in 2014 and 2017 (Note 22). Further, as security against the term loan (2), a step-in right to use the leased land, has been provided to the commercial bank.

The depreciation charge for the year is allocated to the statement of comprehensive income (within profit and loss) and capital work in progress as follows:

	2018	2019
Direct costs (Note 7)	5,763,150	5,785,745
CWIP	239,144	233,113
	6,002,294	6,018,858

Current Year and Prior Year Restatement

Significant balances change during the year are as follows

	As previously reported		Restatement Adjustment		As per the restated Financial Statement
	31-12-19	31-12-18	31-12-19	31-12-18	31-12-19	31-12-18
Consolidated Statement of Comprehensive Income

Revenue	44,085,374	35,839,268	(28,200,155)	(29,451,920)	15,885,219	6,387,348
Direct costs	(10,202,465)	(9,607,360)	(1,294,774)	(492,874)	(11,497,239)	(10,100,234)
Gross Profit / (Loss)	33,882,909	26,231,908	(29,494,929)	(29,944,794)	4,387,980	(3,712,886)
Other Income	Nil	Nil	4,188	8,554	4,188	8,554
General and administration expenses	(2,608,984)	(2,029,260)	138,559	204,880	(2,470,425)	(1,824,380)
Finance costs	(5,730,535)	(6,951,923)	(51,895)	Nil	(5,782,430)	(6,951,923)
Profit (loss) for the year	(75,284,923)	16,060,652	(29,404,077)	(29,731,360)	(104,689,000)	(13,670,708)

Consolidated Statement of Financial Position

ASSETS
Current Assets
Trade receivables	1,507,660	1,877,887	(1,344,093)	(1,877,887)	163,567	Nil
Other receivable and prepayments	841,033	244,828	(362)	Nil	840,671	244,828
Total Current Assets	22,359,108	2,307,156	(1,344,455)	(1,877,887)	21,014,653	429,269
Total Assets	307,252,460	199,936,632	(1,344,455)	(1,878,249)	305,908,005	198,058,383

LIABILITIES AND EQUITY
Current Liabilities
Trade and accounts payable	61,115,121	9,003,798	18,846	(1,837)	61,133,967	9,001,961
Other payable	Nil	Nil	57,794,495	27,854,947	57,794,495	27,854,947
Total current liabilities	95,036,895	110,843,631	57,813,341	27,853,110	152,850,236	138,696,741

Equity
Retained Earnings / (accumulated losses)	(64,066,681)	11,218,242	(58,454,794)	(29,050,717)	(122,521,475)	(17,832,475)
Statutory reserve	680,643	680,643	(680,643)	(680,643)	Nil	Nil
Shareholder’s account	71,017,815	47,717,763	(22,360)	Nil	70,995,455	47,717,763
Total Equity	109,416,415	60,977,933	(59,157,797)	(29,731,360)	50,258,618	31,246,573

Total Equity & Liabilities	307,252,460	199,936,632	(1,344,455)	(1,878,249)	305,908,005	198,058,383

29	Comparative Figures
Certain of the prior year figures have been regrouped to conform with the presentation of the current year.